Share-Based Compensation -Schedule of Nonvested Restricted Stock Units Activity (Parenthetical) (Detail)	9 Months Ended
Sep. 30, 2020 shares
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Share based compensation by share based payment arrangement additional number of shares authorized for grant	91,051
Special Award [Member] | 2018 Plan [Member]
Schedule Of Nonvested Restricted Stock Units Activity [Line Items]
Share based compensation by share based payment arrangement additional number of shares authorized for grant	1,446,875